Note 4 - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	As of September 30, 2019

	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$8,910	$—	$—	$8,910
	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$5,358	$—	$—	$5,358

	As of December 31, 2018

	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$5,358	$—	$—	$5,358
	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$12,689	$—	$—	$12,689